Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Financial assets	£ 269,168	£ 255,421
– derivatives	225,238	141,221
- other financial assets	55,797	39,054
Total assets	717,353	596,611
Liabilities under insurance contracts	19,847	22,118	£ 22,651
Deferred tax	14	15
Total liabilities	693,337	572,896
Total equity	24,016	23,715	23,849	£ 24,012
Total liabilities and equity	717,353	596,611
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	17,427	19,770	20,710
Unit- linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	2,022	1,885	1,465
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	398	463	£ 476
Insurance manufacturing subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	22,701	25,266
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,164	14,060
– derivatives	243	48
– financial investments – at amortised cost	318	857
– financial investments – at fair value through other comprehensive income	7,891	8,921
- other financial assets	1,085	1,380
Reinsurance assets	152	157
PVIF	1,076	811
Other assets and investment properties	795	808
Total assets	24,724	27,042
Liabilities under investment contracts designated at fair value	948	1,031
Liabilities under insurance contracts	19,987	22,264
Deferred tax	240	185
Other liabilities	1,796	2,003
Total liabilities	22,971	25,483
Total equity	1,753	1,559
Total liabilities and equity	24,724	27,042
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	17,029	19,384
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,171	9,876
– derivatives	232	47
– financial investments – at amortised cost	298	815
– financial investments – at fair value through other comprehensive income	6,332	7,490
- other financial assets	996	1,156
Reinsurance assets	0	0
PVIF	0	0
Other assets and investment properties	725	748
Total assets	17,754	20,132
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	17,624	19,998
Deferred tax	129	133
Other liabilities	0	0
Total liabilities	17,753	20,131
Total equity	0	0
Total liabilities and equity	17,753	20,131
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Unit- linked
Disclosure of types of insurance contracts [line items]
Financial assets	2,888	2,924
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,880	2,859
– derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments – at fair value through other comprehensive income	0	0
- other financial assets	8	65
Reinsurance assets	40	53
PVIF	0	0
Other assets and investment properties	1	1
Total assets	2,929	2,978
Liabilities under investment contracts designated at fair value	948	1,031
Liabilities under insurance contracts	2,062	1,938
Deferred tax	5	6
Other liabilities	0	0
Total liabilities	3,015	2,975
Total equity	0	0
Total liabilities and equity	3,015	2,975
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	191	254
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	80	89
– derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments – at fair value through other comprehensive income	107	104
- other financial assets	4	61
Reinsurance assets	112	104
PVIF	0	0
Other assets and investment properties	1	0
Total assets	304	358
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	301	328
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	301	328
Total equity	0	0
Total liabilities and equity	301	328
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	2,593	2,704
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,033	1,236
– derivatives	11	1
– financial investments – at amortised cost	20	42
– financial investments – at fair value through other comprehensive income	1,452	1,327
- other financial assets	77	98
Reinsurance assets	0	0
PVIF	1,076	811
Other assets and investment properties	68	59
Total assets	3,737	3,574
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax	106	46
Other liabilities	1,796	2,003
Total liabilities	1,902	2,049
Total equity	1,753	1,559
Total liabilities and equity	£ 3,655	£ 3,608